Consolidated Statements of Changes in Equity - SEK (kr)	Share Capital	Additional Paid-in Capital	Translation Reserve	Retained Earnings Including Net Loss for the Year	Net Loss For the Year	Non-controlling interests [member]	Total
Opening shareholders equity at Dec. 31, 2018	kr 1,408,000	kr 1,072,319,000	kr (34,000)	kr (455,518,000)	kr 618,175,000		kr 618,175,000
Loss for the year				(32,578,000)	(32,578,000)		(32,578,000)
Other comprehensive income/(loss) for the year			(11,000)		(11,000)		(11,000)
Total comprehensive loss for the year			(11,000)	(32,578,000)	(32,589,000)		(32,589,000)
Transactions with owners:
New share issue	140,000	210,177,000			210,317,000		210,317,000
Cost attributable to new share issue		(10,915,000)			(10,915,000)		(10,915,000)
Share-based payments		249,000			249,000		249,000
Exercise of warrants		2,834,000			2,834,000		2,834,000
Total transactions with owners	140,000	202,345,000			202,485,000		202,485,000
Closing shareholders equity at Dec. 31, 2019	1,548,000	1,274,664,000	(45,000)	(488,096,000)	788,071,000	kr 0	788,071,000
Loss for the year	0	0	0	(433,494,000)	(433,494,000)	(3,017,000)	(436,511,000)
Other comprehensive income/(loss) for the year	0	0	(6,045,000)	1,196,000	(4,849,000)	(3,288,000)	(8,137,000)
Total comprehensive loss for the year	0	0	(6,045,000)	(432,298,000)	(438,343,000)	(6,305,000)	(444,648,000)
Transactions with owners:
New share issue	397,000	890,990,000	0	0	891,388,000	0	891,388,000
Cost attributable to new share issue	0	(97,686,000)	0	0	(97,686,000)	0	(97,686,000)
Share-based payments	0	6,012,000	0	0	6,012,000	0	6,012,000
Exercise of warrants	52,000	59,199,000	0	0	59,251,000	0	59,251,000
Non-controlling interests from business combinations	0	0	0	0	0	136,084,000	136,084,000
Purchase of non-controlling interests	0	0	0	1,798,000	1,798,000	(83,970,000)	(82,172,000)
Total transactions with owners	449,000	858,515,000	0	1,798,000	860,763,000	52,114,000	912,877,000
Closing shareholders equity at Dec. 31, 2020	kr 1,998,000	kr 2,133,179,000	kr (6,090,000)	kr (918,596,000)	kr 1,210,491,000	kr 45,809,000	kr 1,256,300,000